Restructuring Costs - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Restructuring costs	$ 4,000,000	$ 50,000,000
Restructuring costs related to accelerated vesting of share based compensation	0	4,000,000
Amount of restructuring settled within the year	2,000,000	16,000,000
Amount of restructuring costs remaining to be paid as at balance sheet date	$ 18,000,000	$ 34,000,000